Share-Based Payments (Details) - USD ($)		6 Months Ended
	Nov. 18, 2024	Dec. 31, 2024	Jan. 28, 2025	Jan. 25, 2025	Oct. 10, 2024	Jul. 01, 2024	Jun. 30, 2024	Jun. 07, 2024
Share-Based Payment to Directors and Management [Line Items]
Number of shares issued		80,994,098					100
Bellatrix Corporate Pty Ltd [Member]
Share-Based Payment to Directors and Management [Line Items]
Booked in accounts (in Dollars)		$ 489,580
Chris Gale [Member]
Share-Based Payment to Directors and Management [Line Items]
Booked in accounts (in Dollars)		$ 50,768
RSU’s [Member]
Share-Based Payment to Directors and Management [Line Items]
Number of shares issued		100,000				1,285,000	955,000	955,000
Booked in accounts (in Dollars)		$ (17,294,242)
Tranche A [Member]
Share-Based Payment to Directors and Management [Line Items]
Booked in accounts (in Dollars)		$ 87,458
Subsequent Events [Member]
Share-Based Payment to Directors and Management [Line Items]
Number of shares issued			100,000	2,240,000
Shares revised	2,240,000
Subsequent Events [Member] | RSU’s [Member]
Share-Based Payment to Directors and Management [Line Items]
Number of shares issued					100,000
Subsequent Events [Member] | RSU’s [Member] | Chris Gale [Member]
Share-Based Payment to Directors and Management [Line Items]
Number of shares issued				10,000